Intangible Assets, Net - Summary of intangible assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Intangible assets, Net
Total gross value	$ 18,004	¥ 123,786	¥ 30,774
Less: accumulated amortization	(3,496)	(24,035)	(21,759)
Impairment	(335)	(2,303)	(2,303)
Net book value	14,173	97,448	6,712
Computer software
Intangible assets, Net
Total gross value	3,379	23,233	22,764
Licensed games
Intangible assets, Net
Total gross value	1,149	7,899	7,956
User base
Intangible assets, Net
Total gross value	742	5,100
Licensed copyrights of reading content
Intangible assets, Net
Total gross value	7,156	49,200
Trademark and domain names
Intangible assets, Net
Total gross value	$ 5,578	¥ 38,354	¥ 54